INVENTORIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory adjustments and excess and obsolete inventory charges	$ 75	$ 213